Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 1,051,076	$ 962,563	$ 252,847
Other comprehensive income (loss):
Net unrealized holding gains (losses) on investments arising during the period, net of income tax provision (benefit) of $165, $(551) and $3,450	(1,560)	487	5,923
Less: reclassification adjustment for net (gains) losses included in net income, net of income tax provision (benefit) of $(545,054), $37 and $124	(109)	(543,178)	(212)
Net change in unrealized holding gains (losses) on investments, net of income tax provision (benefit) of $545,219, $(588) and $3,326	(1,669)	(542,691)	5,711
Net unrealized foreign exchange gains (losses) arising during the period, net of income tax provision (benefit) of $1,146, $(11,089) and $14,616	(71,543)	544	78,493
Less: reclassification adjustment for foreign exchange (gains) losses included in net income, net of income tax provision (benefit) of $(52), $(16) and $1,086	(20,459)	149	5,310
Net change in unrealized foreign exchange gains (losses), net of income tax provision (benefit) of $1,198, $(11,073) and $13,530	(92,002)	693	83,803
Net unrealized gains (losses) on instrument specific credit risk arising during the period, net of income tax provision (benefit) of $(4,653), $9,289 and $(13,215)	29,620	(13,588)	(21,394)
Less: reclassification adjustment for instrument specific credit risk (gains) losses included in net income, net of income tax provision (benefit) of $(144), $311 and $0	(916)	427	0
Net change in unrealized instrument specific credit risk gains (losses), net of income tax provision (benefit) of $(4,509), $8,978 and $(13,215)	28,704	(13,161)	(21,394)
Net unrealized gains (losses) on cash flow hedges arising during the period, net of income tax provision (benefit) of $0, $552 and $(593)	1,608	0	(936)
Less: reclassification adjustment for cash flow hedges (gains) losses included in net income, net of income tax provision (benefit) of $161, $0 and $0	0	(470)	0
Net change in unrealized cash flow hedges gains (losses), net of income tax provision (benefit) of $(161), $552 and $(593)	1,608	(470)	(936)
Net pension gains (losses) arising during the period, net of income tax provision (benefit) of $(2,473), $(297) and $2,018	(844)	(7,103)	3,526
Less: reclassification adjustment for pension (gains) losses included in net income, net of income tax provision (benefit) of $(490), $(697) and $(2,042)	7,349	1,407	517
Net change in pension liability benefits, net of income tax provision (benefit) of $(1,983), $400 and $4,060	6,505	(5,696)	4,043
Other comprehensive income (loss), net of income taxes	(56,854)	(561,325)	71,227
Comprehensive income	994,222	401,238	324,074
Comprehensive loss attributable to the noncontrolling interests	(12,975)	(1,847)	(3,455)
Comprehensive (income) loss attributable to the redeemable noncontrolling interests	(37,263)	286	(84,576)
Preferred stock dividends	(4,470)	(5,103)	(4,375)
Comprehensive income attributable to Jefferies Financial Group Inc. common shareholders	$ 965,464	$ 398,268	$ 238,578